Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Interest charge on bank borrowings	£ 10	£ 90	£ 460
Running costs related to our revolving credit facility	809	248	101
Interest charge on leases	1,066	3	8
Foreign exchange loss	0	0	17
Other interest charge	6	4	3
Fair value movement of financial liabilities	49	5,954	229
Total	£ 1,940	£ 6,299	£ 818